General information and significant accounting policies (Details)	3 Months Ended
	Mar. 31, 2026 item segment subsidiary	Jun. 17, 2017
Overview
Number of operating segments | segment	1
Numbered of owned vessels in operation	25
Average age	11 years 1 month 6 days
Number of wholly owned subsidiaries | subsidiary	67
Anglo Ardmore Ship Management Limited
Overview
Number of joint ventures	1
Percentage of ownership interest (as a percent)	50.00%
Element 1 Corp.
Overview
Percentage of ownership interest (as a percent)	10.00%	10.00%